Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Income/(loss) Before Income Taxes

Income/(loss) before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Domestic component
UAE	114,383,349	126,599,985	134,152,660
Foreign components
BVI	(20,798)	(1,125,543)	(13,019)
Mainland China	(11,061,063)	1,891,201	4,119,876
HK S.A.R.	1,468,015	1,133,756	849,911
Cayman Islands	11,616,105	19,712,137	14,477,386
Singapore	(641,716)	(141,803)	(1,297,674)
Others	—	—	(168,765)
Total	115,743,892	148,069,733	152,120,375

12. INCOME TAX (continued)

Summary of Income Tax Expense

Income tax expense consists of the following:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Current income tax expense:
Domestic	—	8,138,383	1,175,271
Foreign	2,685,456	3,632,121	2,029,145
Total current income tax expense	2,685,456	11,770,504	3,204,416
Deferred income tax expense:
Foreign	—	2,148,022	776,115
Total deferred income tax expense	—	2,148,022	776,115
Total	2,685,456	13,918,526	3,980,531

Summary of Reconciliation of Income Taxes Calculated at the UAE Statutory Income Tax Rate and the Group's Effective Income Tax Rate	The reconciliation of income taxes calculated at the UAE statutory income tax rate to the Group’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Year Ended December 31,
	2025
	US$	Percent
Income tax expense at UAE statutory income tax rate	13,690,834	9.0%
Domestic:
Effect of preferential tax rate	(13,797,243)	(9.1)%
Non-deductible expenses	2,606,206	1.7%
Change in valuation allowance	451,334	0.3%
Others	(158,766)	(0.1)%
Foreign tax effects:
Mainland China	2,336,443	1.5%
Other foreign jurisdictions	(1,148,277)	(0.7)%
Income tax expense	3,980,531	2.6%

	For the Year Ended December 31,
	2023	2024
UAE statutory income tax rate	0.0%	9.0%
Increase/(decrease) in effective income tax rate resulting from:
Tax rate differential for foreign entities	1.0%	0.6%
Effect of preferential tax rate	0.0%	(5.4)%
Non-deductible expenses	0.0%	2.9%
Withholding tax	0.0%	1.9%
Change in valuation allowance	1.3%	0.3%
Others	0.0%	0.1%
Effective income tax rate	2.3%	9.4%

12. INCOME TAX (continued)

Summary of Income Tax Assets and Liabilities

Deferred income tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets
Operating lease liabilities	255,768	363,193
Impairment loss of investments	626,009	640,223
Net operating loss carry forwards	1,799,645	2,583,769
Total gross deferred tax assets	2,681,422	3,587,185
Valuation allowance on deferred tax assets	(2,425,654)	(3,223,992)
Deferred tax assets, net of valuation allowance	255,768	363,193

Deferred tax liabilities
Operating lease right-of-use assets	255,768	363,193
Investment in subsidiaries	2,148,022	2,924,137
Total gross deferred tax liabilities	2,403,790	3,287,330

Net deferred tax liabilities	2,148,022	2,924,137

Summary of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025
	US$	US$
Balance at the beginning of the year	1,994,089	2,425,654
Additions	431,565	798,338
Balance at the end of the year	2,425,654	3,223,992